Interest income (expense), net and foreign exchange and other losses (Tables)	12 Months Ended
Dec. 31, 2023
Interest Income (Expense) And Other [Abstract]
Summary of Interest Income (Expense), Net

	December 31,
	2023	2022	2021
Interest income	$4,547	$1,324	$20
Total interest income	$4,547	$1,324	$20
Interest on loans	—	—	(120)
Interest on lease liabilities	(545)	(422)	(225)
Other interest	(43)	(217)	(313)
Total interest expense	$(588)	$(639)	$(658)
Total Interest income (expense), net	$3,959	$685	$(638)

Summary of Foreign Exchange and Other Gain (Loss)

	December 31,
	2023	2022	2021
Derivative fair value (losses)	—	—	(1,444)
Foreign exchange gains (losses), net	(7,628)	(447)	64
Total foreign exchange and other losses	$(7,628)	$(447)	$(1,380)